Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Income Tax [Line Items]
U.S. federal foreign tax credit carryforwards beginning expiration year	2021
Foreign capital loss carryforwards	$ 19,200,000
Reduction in foreign tax credit carryforwards	500,000
Total Valuation Allowances	85,719,000	89,909,000
Unrecognized tax benefits that would impact effective tax rate, if recognized	15,000,000	7,500,000	2,400,000
Accrued interest and penalties related to unrecognized tax benefits	5,200,000	5,200,000	1,500,000
Foreign Tax Credits
Income Tax [Line Items]
U.S. federal foreign tax credit carryforwards	9,700,000
Reduction in valuation allowance	(4,700,000)
State
Income Tax [Line Items]
Net operating loss carryforwards	37,600,000
Net operating loss carryforwards beginning expiration year	2015
Foreign Net Operating Loss Carryforwards
Income Tax [Line Items]
Net operating loss carryforwards beginning expiration year	2015
Net operating loss carryforwards	182,900,000
Net operating loss carryforwards subject to expiration	35,400,000
Net operating loss carryforwards indefinite carry forward period	$ 147,500,000